As filed with the U.S. Securities and Exchange Commission on
September
2
8
, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-23802

Destiny Tech100 Inc.

(Exact name of registrant as specified in charter)

1401 Lavaca Street, #144
Austin, TX 78701

(Address of principal executive offices) (Zip code)

Sohail Prasad
c/o Destiny Tech100 Inc.
1401 Lavaca Street, #144
Austin, TX 78701

(Name and address of agent for service)

(415) 639-9966
Registrant's telephone number, including area code

Date of fiscal year end:
December 31

Date of reporting period:
December 31, 2022

EXPLANATORY NOTE

This Amendment on Form N-CSR/A (this “Amendment”) amends the Form N-CSR of Destiny Tech100 Inc. (the “Fund”) for the fiscal year ended December 31, 2022, which was filed with the Securities and Exchange Commission (the “SEC”) on March 30, 2023 (the “Original Form N-CSR”).

This Amendment is being filed solely for the purpose of correcting the “
Report of Independent Registered Public Accounting Firm”

included in the Original
Form N-CSR
(the “Report”) to include reference to Marcum LLP’s audit of all periods presented in the Fund’s financial statements. The changes made to the Report do not in any way change the conclusions expressed in the Report that was included in the Original Form
N-CSR
.

Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, and Rule 8b-15 under the Investment Company Act of 1940, as amended (the “1940 Act”), this Amendment also contains new certifications for the Fund’s Chief Executive Officer and Chief Financial Officer pursuant to Rules 30a-2(a) and 30a-2(b) under the 1940 Act, which are attached as exhibits hereto. Pursuant to Rules 12b-15 and 8b-15 referenced above, the Fund has included the entire text of Item 1(a) in this Amendment.

Except for the amendment to correct the Report and the certifications referred to above, no other changes have been made to the Original Form N-CSR, and, accordingly, Items 1(b) through 12 thereof from the Original Form N-CSR are hereby incorporated by reference. The Original Form N-CSR continues to speak as of the date of the Original Form N-CSR and, except as described above, this Amendment does not reflect events occurring after the filing of the Original Form N-CSR, nor does it modify or update in any way the disclosures contained in the Original Form N-CSR. Accordingly, this Amendment should be read in conjunction with the Original Form N-CSR and the Fund's other filings with the SEC.

Item 1. Reports to Stockholders.

( a )	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

D/XYZ

DESTINY TECH100 INC

ANNUAL SHAREHOLDER REPORT

DECEMBER 31ST, 2022

This annual shareholder report contains important information about Destiny Tech100 Inc. for the period of January 1, 2022 to December 31, 2022. You can find additional information about the fund at d.xyz. You can also request this information by contacting us at 415-639-9966 or ir@destiny.xyz

Destiny Tech100 Inc.
Manager’s Commentary (Unaudited)
As of December 31, 2022

March 27, 2023

Dear Shareholders:

For the 12 months ended December 31, 2022, the investments held by Destiny Tech100 (the “Fund”) generated a return of -37.1%
1
. This compares to a -32.5% return for the Nasdaq Composite, a benchmark, over the same period.

2022 was a challenging year for owners of both public and private assets. Many domestic and global stock indexes faced declines on the order of fifteen to twenty percent while US bonds, also down double digits, failed to backstop the drawdown in equities. In turn, the “classic” portfolio of 60% U.S. stocks and 40% bonds produced its worst annual return since 1932
2
.

The tightening of monetary policy by the Federal Reserve has been particularly hard on high-growth technology businesses. With the 10-year treasury yield more than doubling amid the fastest rate-hiking cycle in four decades, once-cheap and abundant capital has evaporated, prompting a re-rating of forward-looking revenue multiples by market participants. Furthermore, as borrowing costs rise, operating losses have become a problem. The ARK Innovation ETF, AXS de-SPAC ETF, and Goldman Sachs Non Profitable Tech index - proxies for high-growth and low-profitability technology performance - returned -67.0%, -73.1%, and -62.3%, respectively, in 2022.

We believe the compression of multiples in the public markets will have a continuing impact on private company valuations. In Q4 2022, the median secondary trade price executed on the Forge platform represented an approximate 50% discount to a given company’s last fundraising round, as opposed to a 39% discount in Q3 and a 16% discount in Q2 2022
3
. Data from Pitchbook indicates that the median late-stage primary round post-money valuation declined 25.7% year-over-year
4
.

Adverse public and private market conditions may force private companies and shareholders with limited liquidity options to accept lower valuations moving forward, presenting more attractive risk-adjusted entry points. We believe these conditions could create great opportunities to purchase high-quality technology businesses at sensible prices. We will continue to utilize our investment targeting and screening process to identify and seek to take advantage of such opportunities in the coming year.

Thank you for your loyalty and continued support.

Sincerely,

Sohail Prasad

1.       Performance represents the depreciation on investments for the one-year period of January 1, 2022 to December 31, 2022.
2.       https://www.ft.com/content/c93f3660-821f-458b-ae0f-23ac05b8f03f
3.       https://forgeglobal.com/insights/reports/investors-eye-next-wave-of-2023-unicorns/
4.       Pitchbook data for the two-year period of January 1, 2021 to December 31, 2022

1

Destiny Tech100 Inc.
Performance and Graphical Illustrations (Unaudited)
December 31, 2022

The Fund’s performance figures* for the period ended December 31, 2022 compared to its benchmark:

Fund/Index	Since Inception (a)
Destiny Tech100 Inc. - NAV	(33.27)%

Fund Benchmark

NASDAQ Composite Index (b)	(7.95)%

Comparison of Change in Value of $10,000 Initial Investment

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on December 31, 2022.
(a)	The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
(b)	The Nasdaq Composite is a market cap-weighted index, simply representing the value of all its listed stocks. The set of eligible securities includes common stocks, ordinary shares, and common equivalents such as ADRs. However, convertible debentures, warrants, Nasdaq-listed closed-end funds, exchange traded funds (ETFs), preferred stocks, and other derivative securities are excluded.

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

2

Destiny Tech100 Inc.
Schedule of Investments
As of December 31, 2022

Shares/ Principal		Acquisition
Amount	Security	Date	Cost	Fair Value
	Private Investments, at fair value 87.39%
	Agreement for Future Delivery of Common Shares 3.99%
	Financial Technology 3.99%
1,540	Plaid, Inc. (a)(b)(c)(f)	2/15/2022	$1,110,340	$672,379
49,075	Stripe, Inc. (a)(b)(c)(f)	1/10/2022	3,478,813	1,594,938
	Total Agreement for Future Delivery of Common Shares - (Cost $4,589,153)		4,589,153	2,267,317

	Common Stocks 62.55%
	Aviation/Aerospace 27.84%
63,846	Relativity Space, LLC (a)(b)(c)(d)	12/28/2021	1,659,996	1,329,912
9,100	Space Exploration Technologies Corp., Series A (a)(b)(c)(d)	6/9/2022	618,618	690,963
135,135	Space Exploration Technologies Corp. (a)(b)(c)(g)	6/27/2022	10,009,990	10,260,800
47,143	Space Exploration Technologies Corp., Class A and Class C (a)(b)(c)(d)	6/8/2022	3,390,000	3,521,582
			15,678,604	15,803,257
	Education Services 4.95%
106,136	ClassDojo, Inc. (a)(b)(c)	11/19/2021	3,000,018	2,812,604

	Enterprise Software 5.02%
88,885	Automation Anywhere, Inc. (a)(b)(c)	12/28/2021	2,609,219	748,412
110,234	SuperHuman Labs, Inc. (a)(b)(c)	6/25/2021	2,999,996	2,099,958
			5,609,215	2,848,370
	Financial Technology 16.13%
90,952	CElegans Labs, Inc. (a)(b)(c)	11/23/2021	2,999,977	2,999,977
3,077	Klarna Bank AB (a)(b)(c)	3/16/2022	4,657,660	793,865
55,555	Public Holdings, Inc. (a)(b)(c)	7/22/2021	999,990	999,990
8,200	Revolut Group Holdings Ltd. (a)(b)(c)	12/8/2021	5,275,185	2,002,768
117,941	Brex, Inc. (a)(b)(c)(d)	3/2/2022	4,130,298	2,358,820
			18,063,110	9,155,420

	Gaming/Entertainment 6.06%
4,946	Epic Games, Inc. (a)(b)(c)(d)	1/3/2022	6,998,590	3,437,470

	Mobile Commerce 1.27%
23,690	Maplebear, Inc. (a)(b)(c)	10/8/2021	3,556,000	718,755

	Social Media 0.70%
1,069	Discord, Inc. (a)(b)(c)	3/1/2022	724,942	395,530

See accompanying notes to the financial statements.

3

Destiny Tech100 Inc.
Schedule of Investments (continued)
As of December 31, 2022

Shares/ Principal		Acquisition
Amount	Security	Date	Cost	Fair Value
	Supply Chain/Logistics 0.58%
26,000	Flexport, Inc. (a)(b)(c)	3/29/2022	$520,000	$329,160

	Total Common Stocks -
	(Cost $54,150,479)		54,150,479	35,500,566

	Convertible Notes 9.93%
	Aviation/Aerospace 9.93%
$3,000,000	Axiom Space, Inc. PIK, 3.00%, 12/22/2023 (b)(c)(e)	12/22/2021	3,090,000	3,634,867
$2,000,000	Boom Technology, Inc., 5.00% 01/09/2027 (b)(c)	2/11/2022	2,000,000	2,000,000
	Total Convertible Notes -
	(Cost $5,090,000)		5,090,000	5,634,867

	Preferred Stocks 10.92%
	Financial Technology 6.54%
45,455	Bolt Financial, Inc., Series C Preferred Stock (a)(b)(c)(d)	3/7/2022	2,000,020	1,136,375
60,250	Chime Financial Inc. - Series A Preferred Stock (a)(b)(c)	12/30/2021	5,150,748	1,826,780
176,886	Jeeves, Inc. - Series C Preferred Stock (a)(b)(c)	4/5/2022	749,997	749,997
			7,900,765	3,713,152
	Food Products 2.46%
52,000	Impossible Foods, Inc. - Series A Preferred Stock (a)(b)(c)	6/17/2022	1,272,986	538,720
82,781	Impossible Foods, Inc. - Series H Preferred Stock (a)(b)(c)(d)	11/4/2021	2,098,940	857,616
			3,371,926	1,396,336

	Mobile Commerce 1.07%
20,000	Maplebear, Inc. - Series B Preferred Stock (a)(b)(c)	11/16/2021	2,863,400	606,800

	Social Media 0.85%
1,311	Discord, Inc. - Series G Preferred Stock (a)(b)(c)	3/1/2022	889,055	485,070
	Total Preferred Stocks -
	(Cost $15,025,146)		15,025,146	6,201,358

	Total Investments, at fair value – 87.39%
	(Cost $78,854,778)			$49,604,108
	Other Assets Less Liabilities - 12.61%			7,159,932
	Net Assets - 100.00%			$56,764,040

See accompanying notes to the financial statements.

4

Destiny Tech100 Inc.
Schedule of Investments (continued)
As of December 31, 2022

Shares/ Principal		Acquisition
Amount	Security	Date	Cost	Fair Value
	Securities by Country as a Percentage of Investments Fair Value
	United States 94.36%
	Common Stocks		$44,217,634	$32,703,933
	Convertible Notes		5,090,000	5,634,867
	Preferred Stocks		15,025,146	6,201,358
	Agreement for Future Delivery of
	Common Shares		4,589,153	2,267,317
	Total United States		$68,921,933	$46,807,475

	United Kingdom 4.04%
	Common Stocks		5,275,185	2,002,768
	Total United Kingdom		$5,275,185	$2,002,768

	Sweden 1.60%
	Common Stocks		4,657,660	793,865
	Total Sweden		$4,657,660	$793,865

(a)	Non-income producing security.
(b)	Level 3 securities fair valued using significant unobservable inputs. (See Note 3)
(c)	Restricted investments as to resale. (See Note 2)
(d)	These securities have been purchased through Special Purpose Vehicles (“SPVs”) in which the Fund has a direct investment of ownership units. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage.
(e)	Paid in kind security which may pay interest in additional par.
(f)	Investment is
an
SPV that holds multiple forward agreements that represent common shares of Stripe, Inc. and Plaid, Inc. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. The aggregate total of the forward contracts for each SPV represents less than 5% of the
Fund’s net assets
.
(g)	These securities have been purchased through
a
SPV in which the Fund has a direct investment of ownership units. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage of the SPV. The SPV hold
s
approximately 99% of Class A Common Shares and 1% of Class J Preferred Shares.

LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited

See accompanying notes to the financial statements.

5

Destiny Tech100 Inc.

Statement of Assets and Liabilities

As of December 31, 2022

Assets
Investments, at fair value (Cost - $78,854,778)	$49,604,108
Cash	12,025,800
Deferred offering costs (See Note 2)	72,170
Interest Receivable	184,250
Total Assets	61,886,328

Liabilities
Warrant liabilities, at fair value	3,571,824
Professional fees payable	292,251
Management fee payable (See Note 5)	469,566
Offering cost payable to Organizer (See Notes 2 and 5)	216,510
Fund administration fee payable	169,458
Payable to Shareholder	75,000
Organization cost payable to Organizer (See Notes 2 and 5)	70,202
Due to Organizer (See Note 5)	224,824
Other fees payable	32,653
Total Liabilities	5,122,288
Net Assets	$56,764,040
Commitments and contingencies (See Note 6)

Net Assets Consist Of:
Paid-in-capital (500,000,000 shares authorized, $0.00001 par value)	64,722,000
Total distributable losses	(7,957,960)
Net Assets a ttri bu t able to Common Shareholders	$56,764,040

Net Asset Value Per Share
Net assets applicable to Common Shareholders	$56,764,040
Common Shares outstanding of beneficial interest outstanding, at $0.00001 par value;	10,879,905
500,000,000 shares authorized, 10,879,905 shares issued and outstanding
Net Asset Value Per Share applicable to Common Shareholders	$5.22

See accompanying notes to the financial statements.

6

Destiny Tech100 Inc.

Statement of Operations

For the Year Ended December 31, 2022

Investment Income
Interest Income	$184,250
Total investment income	184,250

Expenses
Management fees (See Note 5)	1,847,629
Audit and tax fees	318,585
Pricing fees	275,000
Legal fees	217,000
Offering costs (See Notes 2 and 5)	144,340
Trustee fees	127,671
Fund administration fees (See Note 5)	83,332
Chief compliance and principal financial officer fees (See Note 5)	63,836
Research fees	22,653
Custody fees	5,233
Other accrued expenses	18,086
Total Expenses	3,123,365

Net Investment Loss	(2,939,115)

Recognition of conversion of SAFE note liabilities to Common Shares	25,375,657
Change in unrealized fair value on investments	(28,483,048)
Change in unrealized appreciation on SAFE note liabilities	677,092
Change in unrealized appreciation on fair value of warrants	1,441,461

Net Decrease in Net Assets from Operations	$(3,927,953)

See accompanying notes to the financial statements.

7

Destiny Tech100 Inc.

Statements of Changes in Net Assets

	For the Year Ended December 31, 2022	For the period of January 25, 2021 (commencement of operations) to December 31, 2021
Operations
Net investment gain/(loss)	$(2,939,115)	$(3,262,384)
Recognition of conversion of SAFE note liabilities to Common Shares	25,375,657	—
Net change in unrealized appreciation/depreciation on investments, SAFE note liabilities and warrants	(26,364,495)	(767,623)
Increase/(Decrease) in net assets resulting from operations	(3,927,953)	(4,030,007)

Distributions to Shareholders
From distributable earnings	—	—
Total distributions to Fund shareholders	—	—

Capital Share Transactions
Proceeds from shareholder subscriptions	—	25,000 (1)
Conversion of SAFE Notes	64,697,000 (2)	—
Increase/(Decrease) in net assets from capital share transactions	64,697,000	25,000
Total increase/(decrease) in net assets	60,769,047	(4,005,007)

Net Assets
Beginning of period	(4,005,007)	—
End of period	$56,764,040	$(4,005,007)

Capital Share Activity
Shares sold	—	2,500,000 (1)
Conversion to SAFE Notes	9,424,629 (2)	—
Reverse stock split	(1,044,724)	—
Net increase in shares outstanding	8,379,905	2,500,000
Shares outstanding, beginning of period	2,500,000	—
Shares outstanding, end of period	10,879,905	2,500,000

(1)	On January 25, 2021, the Organizer purchased 2,500,000 shares of the Fund’s common stock, par value $0.00001, for $25,000.
(2)
On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issued and outstanding.

See accompanying notes to the financial statements.

8

Destiny Tech100 Inc.

Statement of Cash Flows

For the Year Ended December 31, 2022

Cash Flows From Operating Activities
Net decrease in net assets from operations	$(3,927,953)
Adjustments to reconcile net loss to net cash used in operating activities:
Recognition of conversion of SAFE note liabilities to Common Shares	(25,375,657)
Net unrealized depreciation of investments	28,483,048
Purchases of investments	(39,778,832)
Return of capital from investments	13,310,000
Net unrealized appreciation on SAFE note liabilities	(677,092)
Net unrealized appreciation on warrants	(1,441,461)
Changes in operating assets and liabilities:
Increase in interest receivable	(184,250)
Decrease in deferred offering cost payable to Organizer	144,340
Increase in Due to Organzier	204,749
Increase in professional fees payable	40,251
Increase in fund administration fee payable	169,458
Increase in other fees payable	32,653
Decrease in investment fee payable	(390,028)
Decrease in management fee payable	(933,731)
Increase in payable to Shareholder	75,000
Decrease in payable for investments purchased	(6,998,590)
Net cash used in operating activities	(37,248,095)

Cash Flows from Financing Activities
Proceeds from issuance of SAFE notes	2,398,502
Proceeds from issuance of warrants	106,528
Net cash provided by financing activities	2,505,030

Net Decrease in cash	(34,743,066)
Cash, beginning of period	46,768,865

Cash, end of period	$12,025,800

Supplemental disclosure of cash flow information:
Non-cash financing activities
SAFE notes conversion to common stock	$64,697,000
Total non-cash financing activities	64,697,000

9

Destiny Tech100 Inc.

Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Year
	Ended December 31,
	2022 (1)(2)
Net Asset Value, Beginning of Year	$(1.60)

Income from Investment Operations
Net investment income/(loss) (3)	(0.27)
Recognition of conversion of SAFE note liabilities to Common Shares	2.33
Change in unrealized fair value on investments and warrants	(2.42)
Total income/(loss) from investment operations and recognition of conversion of SAFE
Note liabilities to Common Shares	(0.36)

Distributions to Shareholders
From net investment income	-
From return of capital	-
Total distributions	-
Effect of shares issued from SAFE note conversion to Common Shares	7.18
Increase/(Decrease) in Net Asset Value	6.82
Net Asset Value, End of Year	$5.22

Total Return (4)	426.08	% (6)

Supplemental Data and Ratios
Net assets attributable to common shares, end of period (000s)	$56,764

Ratio of expenses to average net assets (5)	(5.13)%
Ratio of net investment income to average net assets (5)	(4.82)%
Portfolio turnover rate	0.24%

(1)
The Fund commenced operations on January 25, 2021. For the period from January 25, 2021 to May 11, 2022, the Organizer was the sole owner of the Fund’s shares of common stock of 2,500,000 shares. Financial Highlights were not were not presented for the Fund for the 2021 period.

(2)
On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issues and outstanding.

(3)	Calculated using the average shares method.
(4)	Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(5)	Ratios do not include expenses of underlying private investments in which the Fund invests.
(6)
Total return has been calculated using the absolute value of the initial Net Asset Value due to a negative Net Asset Value as of January 1, 2022. The total return for the fund has been calculated for shareholders owning shares for the entire period and does not represent the return for holders of SAFE notes that converted to common stock during the year ended December 31, 2022.

10

Destiny Tech100 Inc.
Notes to the Financial Statements
December 31, 2022
(1)     Organization

Destiny Tech100 Inc. (the “Fund”) was formed on November 8, 2020 as a Maryland corporation and commenced operations on January 25, 2021. On May 13, 2022, the Fund registered with the Securities and Exchange Commission as an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a-diversified, closed-end management investment company. The Fund intends to apply to have the common stock listed on the New York Stock Exchange (the “NYSE”) under the symbol “DXYZ”.

Destiny Advisors LLC, a Delaware limited liability company (the “Adviser”), serves as the investment adviser to the Fund. The Adviser is responsible for the overall management and affairs of the Fund and has full discretion to invest the assets of the Fund in a manner consistent with the Fund’s investment objective.

The Fund’s investment objective is to maximize the portfolio’s total return, principally by seeking capital gains on equity and equity-related investments. The Fund invests principally in the equity and equity-linked securities of what it believes to be rapidly growing venture-capital-backed emerging companies, primarily in the United States. The Fund may also invest on an opportunistic basis in select U.S. publicly traded equity securities or certain non-U.S. companies that otherwise meet the investment criteria.

The Adviser is a wholly-owned subsidiary of Destiny XYZ Inc. (the “Organizer”). The Organizer manages and controls the Adviser.

The Fund’s board of directors (the “Board”) has overall responsibility for monitoring and overseeing the Fund’s operations and investment program. A majority of the directors of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

(2)
Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. All accounts are stated in U.S. dollars unless otherwise noted. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United State of America (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946,
Financial Services - Investment Companies.

(a)        Investments

Investments in securities, including through SPVs, are recorded on the trade date, the date on which the Fund agrees to purchase or sell the securities.

The Fund may invest in SPVs that hold forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. The Fund does not have information as to the identities of the shareholders; however, counterparty risk is mitigated by the fact that there is not a single counterparty on the opposite side of the forward contracts.

The Fund may invest in “forward contracts” that involve shareholders (each a “counterparty”) of a potential portfolio company whereby such counterparties promise future delivery of such securities upon transferability or other removal of restrictions. This may involve counterparty promises of future performance, including among other things transferring shares to us in the future, paying costs and fees associated with maintaining and transferring the shares, not transferring or encumbering their shares, and participating in further acts required of shareholders by the counterparty and their agreement with us. Should counterparties breach their agreement inadvertently, by operation of law, intentionally, or fraudulently, it could affect the Fund’s performance. The Fund’s ability and right to enforce transfer and payment obligations, and other obligations, against counterparties could be limited by acts of fraud or breach on the part of counterparties, operation of law, or actions of third parties. Measures the Fund takes to mitigate these risks, including powers of attorney, specific performance and damages provisions, any insurance policy, and legal enforcement steps, may prove ineffective, unenforceable, or economically impractical to enact.

11

Destiny Tech100 Inc.
Notes to the Financial Statements (continued)
December 31, 2022

The
o
rganizer of each SPV holding forward contracts may carry an insurance policy at their own expense to protect the
SPV
against certain insured risks with respect to the forward purchase contracts. Insured risks include (i) an intentional attempt by a
s
hareholder to deceive the
o
rganizer or the
SPV
, or a failure to honor an obligation under, or refusal to settle, an obligation to the
SPV
; (ii) certain events of bankruptcy; and (iii) in the case of death of a
s
hareholder, the refusal of the
s
hareholder’s heirs, beneficiary, or estate to honor the obligation.

In cases where the Fund purchases a forward contract through a secondary marketplace, it
may have no direct relationship with, or right to contact, enforce rights against, or obtain personal information or contact information concerning the counterparty. In such cases, the Fund
will not be direct beneficiaries of the portfolio company’s securities or related instruments. Instead, it
would rely on a third party to collect, settle, and enforce its rights with respect to the portfolio company’s securities. There is no guarantee that said party will be successful or effective in doing so.

Realized gains or losses on dispositions of investments represent the difference between the original cost of the investment, based on the specific identification method, and the proceeds received from the sale. The Fund applies a fair value accounting policy to its investments with changes in unrealized gains and losses recognized in the statement of operations as a component of net unrealized gain (loss).

(b)
Income Taxes

For the year ended December 31, 2022,
t
he Fund did not meet the requirements to be registered under the 1940 Act as a management company for the entirety of its taxable year. As a result, the Fund does not qualify as a regulated investment company for the 2022 taxable year and will be taxed as a C corporation.

The Fund accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Fund determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Fund recognizes deferred tax assets to the extent that the Fund believes that these assets are more likely than not to be realized. In making such a determination, the Fund considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Fund determines that it would be able to realize its
d
eferred tax assets in the future in excess of their net recorded amount, it would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Fund records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

12

Destiny Tech100 Inc.
Notes to the Financial Statements (continued)
December 31, 2022

The Fund recognizes interest and penalties related to unrecognized tax benefits, if any, on the income tax expense line in the accompanying statement of operations. As of December 31, 2022, no accrued interest or penalties are included on the related tax liability line in the balance sheet.

(c)
Cash and Cash Equivalents

Cash includes cash in bank accounts. Cash equivalents include short-term highly liquid investments that are readily convertible to cash and have original maturities of three months or less. The Fund maintains cash in the bank accounts which, at times, may exceed the United States Federal Deposit Insurance Corporation (FDIC) limit of $250,000.

(d)
Income and Expenses

Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred.

Organization costs include costs relating to the formation and incorporation of the business. These costs are expensed as incurred. From the commencement of the Fund’s operations, the Fund has incurred and expensed organization costs of $70,202, which were paid by the Organizer to be reimbursed by the Fund and are reflected as “Organizational costs payable to Organizer” on the Statement of Assets and Liabilities.

Pursuant to the terms of the investment advisory agreement while the Fund operated as a private fund (the “Prior Advisory Agreement”) entered into between the Fund and the Adviser that was in operation while the Fund operated as a private fund, the Fund is obligated to pay up to $150,000 of organizational costs and amounts in excess thereof will be borne by the Adviser. As of December 31, 2022, the Adviser has not borne any of the organizational expenses as the total amount incurred by the Fund has not historically exceeded $150,000. See note 5 for details on the reimbursable organizational costs to the Adviser.

Offering costs were accounted for as deferred costs until the Fund registered as an investment company under the 1940 Act and were then amortized to expense over twelve months on a straight-line basis. These costs consist of fees for the legal preparation and filing fees associated with the private offering. As of December 31, 2022, these costs amount to $216,510, which were paid by the Organizer to be reimbursed by the Fund. On the Statement of Assets and Liabilities, $72,170 remains as a deferred asset while $144,340 has been amortized to expense in the Statement of Operations.

Certain investments may have contractual payment-in-kind (“PIK”) interest. PIK represents accrued interest that is added to the principal of the investment on the respective interest payment dates rather than being paid in cash and generally becomes due at maturity or upon being called by the issuer. PIK is recorded as interest income.

(e)
Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Fund’s management to make estimates and assumptions that affect the amounts reported in the financial statements. Because of the uncertainties associated with estimation, actual results could differ from those estimates used in preparing the accompanying financial statements.

13

Destiny Tech100 Inc.
Notes to the Financial Statements (continued)
December 31, 2022

(f)
Concentrations of Credit Risk

Financial instruments which potentially expose the Fund to concentrations of credit risk consist of cash and cash equivalents. The Fund maintains its cash and cash equivalents in financial institutions at levels that have historically exceeded federally-insured limits.

(g)
Risks and Uncertainties

All investments are subject to certain risks. Changes in overall market movements, interest rates, or factors affecting a particular industry, can affect the ultimate value of the Fund’s investments. Investments are subject to a number of risks, including the risk that values will fluctuate as a result of changing expectations for the economy and individual investors.

Liquidity and Valuation Risk
- Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

The Fund may also invest in securities that, at the time of investment, are illiquid, as determined by using the Securities and Exchange Commission’s (the “SEC”) standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Market Disruption and Geopolitical Risk
- The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID-19 outbreak, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments.

14

Destiny Tech100 Inc.
Notes to the Financial Statements (continued)
December 31, 2022

The impact of the COVID-19 outbreak and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and a Shareholder’s investment in the Fund.

(h)
Restricted securities

Restricted securities are securities of privately-held companies that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Adviser. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Adviser. As of the date of this report, there is no expected date for such restrictions to be removed from any of the Fund’s restricted securities.

15

Destiny Tech100 Inc.
Notes to the Financial Statements (continued)
December 31, 2022

Additional information on each restricted investment held by the Fund on December 31, 2022 is as follows:

	Initial
	Acquisition
Investments	Date	Cost	Fair Value	% of Net Assets
Automation Anywhere, Inc.	12/30/2021	2,609,219	748,412	1.32%
Axiom Space, Inc.	12/22/2021	3,090,000	3,634,867	6.41%
Bolt Financial, Inc., Series C Preferred Stock	3/7/2022	2,000,020	1,136,375	2.00%
Boom Technology, Inc.	2/11/2022	2,000,000	2,000,000	3.52%
Brex Inc.	3/2/2022	4,130,298	2,358,820	4.16%
CElegans Labs, Inc.	11/23/2021	2,999,977	2,999,977	5.28%
Chime Financial Inc. - Series A Preferred Stock	12/30/2021	5,150,748	1,826,780	3.22%
ClassDojo, Inc.	11/19/2021	3,000,018	2,812,604	4.95%
Discord, Inc.	3/1/2022	724,942	395,530	0.70%
Discord, Inc. - Series G Preferred Stock	3/1/2022	889,055	485,070	0.85%
Epic Games, Inc.	1/3/2022	6,998,590	3,437,470	6.06%
Flexport, Inc.	3/29/2022	520,000	329,160	0.58%
Impossible Foods - Series A Preferred Stock	6/17/2022	1,272,986	538,720	0.95%
Impossible Foods, Inc. - Series H Preferred Stock	11/4/2021	2,098,940	857,616	1.51%
Jeeves, Inc. - Series C Preferred Stock	4/5/2022	749,997	749,997	1.32%
Klarna Bank AB	3/16/2022	4,657,660	793,866	1.40%
Maplebear, Inc.	10/8/2021	3,556,000	718,755	1.27%
Maplebear, Inc. - Series B Preferred Stock	11/16/2021	2,863,400	606,800	1.07%
Plaid, Inc.	2/15/2022	1,110,340	672,379	1.18%
Public Holdings, Inc.	7/22/2021	999,990	999,990	1.76%
Relativity Space, LLC	12/28/2021	1,659,996	1,329,912	2.34%
Revolut Group Holdings Ltd	12/8/2021	5,275,185	2,002,768	3.53%
Space Exploration Technologies Corp., Class A	6/27/2022	10,009,990	10,260,801	18.08%
Space Exploration Technologies Corp., Class A and Class C	6/8/2022	3,390,000	3,521,582	6.20%
Space Exploration Technologies Corp., Class A	6/9/2022	618,618	690,963	1.22%
Stripe, Inc.	1/10/2022	3,478,813	1,594,938	2.81%
Superhuman Labs, Inc.	6/25/2021	2,999,996	2,099,958	3.70%
Total Investments		$78,854,778	$49,604,108	87.39%

(3)
Fair Value Measurements

The Fund’s Fair Valuation Procedures incorporate the principles found in Rule 2a-5 of the 1940 Act in conjunction with Topic 820 (“ASC 820”) of the Financial Accounting Standards Board (“FASB”). Rule 2a-5 was created to address valuation practices with respect to the investments of a registered investment company and the oversight role performed by the Board in the valuation process. The Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations.

ASC 820 was created to establish a framework for measuring fair value through the use of certain methods and inputs and shall be used by the Adviser in combination with the directives of Rule 2a-5 of the 1940 Act. ASC 820 defines fair value as the price of an asset that one would observe in an orderly purchase and sale transaction between market participants at a specific point in time. Data inputs used to perform a valuation are categorized as follows:

16

Destiny Tech100 Inc.
Notes to the Financial Statements (continued)
December 31, 2022

Readily Available (Level I) - Investments that trade frequently, for which pricing quotations in active markets are easily accessible.

Limited Availability (Level II) - Investments lacking easily recognizable market data, but where certain other observable data points exist such as market quotes for similar investments, and other observable market conditions such as interest rates, yield curves, default rates, etc.

Unavailable (Level III) - Investments where there is virtually no market data available, with no observable market data points or inputs. Fair value may be derived from professional judgments and assumptions in the form of an analysis that considers relevant factors and criteria determined in good faith, using a methodology such as liquidation basis, present value of cash flows, income approach, etc. or an independent third-party appraisal, should the committee feel the need to engage one.

Investments in publicly traded securities are generally carried at the closing price on the last trading day of the reporting period, while private investments are carried at fair value, estimated using applicable methodologies or are valued at their NAV as a practical expedient. In instances where a public or private real estate market transaction is not sufficiently similar to the investment being valued, alternative valuation methodologies shall be utilized. The determined fair value may be discounted even further on account of factors including but not limited to capital and risk structure, restrictions on resale, and ownership structure.

The Fund is registered under the 1940 Act. The Fund’s investments will be fair valued on a monthly basis and the Fund will calculate its NAV as of the close of each business quarter. Fluctuations in an investment’s fair value may be caused by volatility in economic conditions, among other factors. Such fluctuations in the fair value are classified as unrealized gains or losses in the Fund’s statement of operations. Upon the disposition of an investment, the corresponding gain or loss is classified as realized and will also be noted in the statement of operations.

Investments in private financial instruments or securities for which no readily available pricing is available may be valued by an independent reputable third-party service provider on a quarterly basis or as needed. This includes securities for which the use of NAV as a practical expedient is permitted under U.S. GAAP because their value is not based on unadjusted quoted prices. In conjunction with input from the independent third-party valuation agent, the
Adviser, as the
Valuation Designee
,
shall value each Level III Investment on a monthly basis.

The methods commonly used to develop indications of value for an asset are the Income, Market, and Cost Approaches. Each valuation technique is detailed in ASC 820.

The Income Approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Those valuation techniques include present value techniques; option-pricing models, such as the Black-Scholes-Merton formula (a closed-form model) and a binomial model (a lattice model), which incorporate present value techniques.

The Market Approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business). For example, valuation techniques consistent with the market approach often use market multiples derived from a set of comparables. Multiples might lie in ranges with a different multiple for each comparable. The selection of where within the range the appropriate multiple falls requires judgment, considering factors specific to the measurement (qualitative and quantitative).

The Cost Approach is based on the amount that currently would be required to replace the service capacity of an asset (often referred to as current replacement cost). From the perspective of a market participant (seller), the price that would be received for the asset is determined based on the cost to a market participant (buyer) to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence. Obsolescence encompasses physical deterioration, functional (technological) obsolescence, and economic (external) obsolescence and is broader than depreciation for financial reporting purposes (an allocation of historical cost) or tax purposes (based on specified service lives).

17

Destiny Tech100 Inc.
Notes to the Financial Statements (continued)
December 31, 2022

At various times, the Fund may utilize Special Purpose Vehicles (“SPV”)
and similar funds
in the investment process. The Fund advances money to these SPVs for the specific purpose of investing in securities of a single private issuer (an “SPV Investment”). When the Fund makes an SPV Investment, the investment is held through the Fund’s interest in the respective SPV. The Fund presents and fair values its SPV Investments in the financial statements as if they were owned directly by the Fund and has
disregarded
the SPVs
for presentation purposes as a result of the following: (1) an SPV Investment is the sole activity of the SPV; (2) the Fund’s underlying ownership of an
SPV
investment
is proportionate to the
Fund’s

contributions made
to
the SPV; and (3) the Fund will receive
its proportionate share of the
cash proceeds as the SPV Investment is monetized and distributed. The Schedule of Investments presents the direct investment of the SPVs with material positions in the Fund. The SPVs may incur a tax liability associated with distributions made by underlying portfolio investments. If an SPV charges management fees, those fees will adjust the cost of the SPV.

Investments in SPVs consist of an investment by the Fund in an entity that invests directly in the common or preferred stock of a Portfolio Company. Investments in SPVs are generally valued using the same fair value techniques for the securities held by the Fund once the investment has been made by the SPV into the underlying portfolio company and are categorized as Level 3 of the fair value hierarchy. The investments in an SPV that have yet to purchase the underlying securities are held at cost and are categorized in Level 3 of the fair value hierarchy.

The Warrants issued were fair valued by a valuation consultant. As of December 31, 2022, the valuation consultant used a valuation methodology that used a probability distribution of the common stock price at the forecast time of the public listing combined with the probability-weighted average formula for the value of a call option to value the Warrants.

The following table summarizes the levels within the fair value hierarchy for the Fund’s assets and liabilities measured at fair value as of December 31, 2022:

Assets

Investments	Level 1		Level 2		Level 3	Total
Agreement for Future Delivery of Common Shares (a)	$		$		$2,267,317	$2,267,317
Common Stocks		—		—	35,500,566	$35,500,566
Convertible Notes		—		—	5,634,867	5,634,867
Preferred Stocks		—		—	6,201,358	6,201,358
Total		$—		$—	$49,604,108	$49,604,108

Liabilities	Level 1	Level 2	Level 3	Total
Warrants	—	—	(3,571,824)	(3,571,824)
Total	$—	$—	$(3,571,824)	$(3,571,824)

(a)
Certain investments are held through SPV
s
that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

18

Destiny Tech100 Inc.
Notes to the Financial Statements (continued)
December 31, 2022

The changes in fair value of investments and liabilities for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Assets

Investments	Balance as of December 31, 2021	Purchase of Investments	Proceeds from Sale of Investments (a)	Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation (Depreciation) on Investments	Balance as of December 31, 2022
Agreement for Future Delivery of Common Shares (b)	$—	$4,589,153	$—	$—	$(2,321,836)	$2,267,317
Common Stocks	38,727,109	25,208,683	(10,280,000)	—	(18,155,226)	$35,500,566
Convertible Notes	3,000,000	2,000,000	—	—	634,867	5,634,867
Preferred Stocks	9,891,214	7,980,997	(3,030,000)	—	(8,640,853)	6,201,358
Total	$51,618,323	$39,778,833	$(13,310,000)	$—	$(28,483,048)	$49,604,108

(a)	Sale proceeds from investments is comprised entirely of returned funds held within an SPV.
(b)
Certain investments are held through SPV
s
that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

Liabilities

	Balance as of December 31, 2021	Issuance of Liabilities	Conversion of SAFE Notes to Common Stock	Net Realized Gain (Loss) on Conversion of Liabilities	Net Change in Unrealized Appreciation (Depreciation) on Liabilities	Balance as of December 31, 2022
SAFE Notes	$(88,351,247)	$(2,398,501)	$64,697,000	$25,375,657	$677,091	$—
Warrants	(4,906,756)	(106,529)	—	—	1,441,461	(3,571,824)
Total	$(93,258,003)	$(2,505,030)	$64,697,000	$25,375,657	$2,118,552	$(3,571,824)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2022:

Level 3 Investments	Fair Value as of December 31, 2022	Valuation Technique	Unobservable Input	Ranges of Inputs/(Average)
Assets
Agreement for Future Delivery of Common Shares (a)	$2,267,317	Market Approach	Adjusted Recent Transaction Price	$436.61
		Market Approach	Indicative Broker Quote	$32.50
Common Stocks	$35,500,566	Market Approach	Recent Transaction Price	N/A
		Market Approach	Discount Factor	30%-65%/(52%)
		Market Approach	Volume Weighted Average Price	$6.00-15.00/($10.63)
		Market Approach	Indicative Broker Quotes	$20.00-$26.50/($22.44)
Convertible Notes	$5,634,867	Market Approach	Acquisition Price	N/A

19

Destiny Tech100 Inc.
Notes to the Financial Statements (continued)
December 31, 2022

Level 3 Investments	Fair Value as of December 31, 2022	Valuation Technique	Unobservable Input	Ranges of Inputs/(Average)
		Market Approach	Recent Transaction Price	N/A
Preferred Stocks	$6,201,358	Cost Approach	Acquisition Price	N/A
		Market Approach	Recent Transaction Price	N/A
		Market Approach	Indicative Broker Quote	$25.00
		Market Approach	Volume Weighted Average Price	$9.50-$34.95/($11.75)
		Market Approach	Discount Factor	65%
Total	$49,604,108

Liabilities
Warrants	(3,571,824)	Probability- Weighted Average	Monte Carlo Simulation/Time to Public Listing Black-Scholes-Merton	0.25 Years-0.75 Years/ (0.50 Years)
		Probability- Weighted Average	Model/Estimated Volatility	32.5%
Total	$(3,571,824)

(a)
Certain investments are held through
an

SPV that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

(4)
Capital Transactions

On January 25, 2021, the Organizer purchased 2,500,000 shares of the Fund’s common stock, par value $0.00001, for $25,000.

The securities offered and sold to investors in the Fund’s private offering were simple agreements for future equity in the Fund (the “SAFEs”). A SAFE is an investment instrument similar to a convertible promissory note. The SAFE document is not a debt instrument, but rather appears on the Fund’s capitalization table like other convertible securities such as options. Unlike a convertible note, the SAFE does not have a maturity date and contains provisions for conversion into shares of the Fund’s common stock or redemption upon the occurrences set forth therein. Additionally, a SAFE does not accrue interest.

The purchasers of SAFEs are referred to as “SAFE Investors.” As additional consideration of a SAFE Investor’s purchase of the SAFE, each SAFE Investor was granted a warrant to purchase the number of shares of the Fund’s common stock equal to the purchase amount of the SAFE divided by $10.00 per share (or such amount per share established pursuant to any amendment to the terms of the SAFE) multiplied by either 40% for Tranche 1 or 30% for Tranche 2 and Tranche 3, rounded down to the nearest whole share (the “Warrant Shares”) at a purchase price of $11.50 per Warrant Share, subject to such adjustments as set forth in the terms of the SAFE (the “Warrant”).

Immediately prior to the SAFE Conversion

(defined below)
,
and in accordance with the terms of the SAFE agreement, the Fund performed a reverse stock split of shares of the common stock to ensure that a sufficient amount of shares of the common stock not owned by the Organizer would be outstanding after the SAFE Conversion.

On April 27, 2022, the Fund obtained approval from a majority of the SAFE holders to amend the SAFE Agreement to provide for a mandatory conversion of the SAFEs to shares of our common stock at a conversion price of $10.00 per share (the “SAFE Conversion”). On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issued and outstanding.

20

Destiny Tech100 Inc.
Notes to the Financial Statements (continued)
December 31, 2022

Selling Stockholders who acquired shares of the common stock in connection with the SAFE Conversion (the “Lock-Up Shares”) are subject to limitations on their ability to offer, sell or otherwise dispose of the Lock-Up Shares during the “Lock-Up Period”. Immediately following the date the shares are listed for trading on the NYSE, 25% of the Lock-Up Shares will be freely transferable and not subject to the lock-up provisions as defined in the Fund’s Registration Statement. The Lock-Up Period for the remaining Lock-Up Shares is:

•	with respect to the first 33.33% of the remaining Lock-Up Shares, 60 days after the date our shares are listed for trading on the NYSE,

•	with respect to an additional 33.33% of the remaining Lock-Up Shares, 120 days after the date our shares are listed for trading on the NYSE, and

•	with respect to the last 33.33% of the remaining Lock-Up Shares, 180 days after the date our shares are listed for trading on the NYSE.

Warrants

The Warrants may only be exercised in full at any time until 5:00 P.M., Eastern Time, on January 1, 2026 (the “Expiration Date”) by the holders of the Warrants by surrendering the Warrant and providing an exercise notice with the information set forth in the Warrant Purchaser Agreement (the “Warrant Agreement”). As a result of the listing of common stock on the NYSE, the Fund may amend the Expiration Date at its sole discretion, provided that such amended Expiration Date will not be effective for at least ten (10) days after written notice is provided to the holder of the Warrants and that any such amendment will be identical among all outstanding Warrants.

If the exercise price of the Warrants is below the opening trading price when trading commences on the NYSE, the exercise price of the Warrants will be increased to an amount equal to the opening trading price when trading commences on the NYSE.

If at any time after the listing of common stock on the NYSE, the then-outstanding shares of common stock are subdivided (by stock split, reclassification or otherwise) or converted or exchange for a certain number of shares of any class or series of capital stock of the Fund (other than the common stock) or for other securities or property, then the exercise price will be adjusted pursuant to the terms of the Warrant Agreement.

A holder of the Warrants is not entitled to any voting rights or other rights as a stockholder of the Fund. In addition, the Warrants and the rights thereunder are not transferable without the written consent of the Fund.

If the Warrant Exercise Price is more than 115% of the SAFE Price at the time of any Public Listing, the Warrant Exercise Price will be reduced by such amount as is necessary to cause the Warrant Exercise Price to equal 115% of the SAFE Price. In addition, if the Warrant Exercise Price would be below the price of common stock offered in any Public Listing, the Warrant Exercise Price will be exercised to an amount equal to the price per share of common stock in the Public Listing.

The Fund evaluated the Warrants pursuant to ASC 480 to determine whether they represent an obligation requiring the Fund to classify the instruments as a liability. Management determined the Warrants do not meet the criteria to be classified as liabilities under ASC 480 and next evaluated them under ASC 815.

21

Destiny Tech100 Inc.
Notes to the Financial Statements (continued)
December 31, 2022

Management then determined the Warrants do not meet the definition of a derivative. It was thus determined to next evaluate them under the guidance in ASC 815-40-15-5 through 15-8 to determine whether they meet the criteria to be considered indexed to the Fund’s own stock. Management determined the Warrants do not meet the criteria to be considered indexed to the Fund’s own stock and are a liability classified pursuant to ASC 815-40-15-7D.

(5)
Related Party Transactions

(a)        Management Fee

On April 29, 2022, the Fund and the Adviser entered into an investment advisory agreement (the “Advisory Agreement”), whereby the Adviser received management fees in the amount of 2.00 percent per annum (the “Management Fee”) on the first business day of each month prior to a public listing of the Fund’s shares of common stock. The Management Fee is calculated based on the value of the invested capital. Under the Advisory Agreement, upon the listing of the Fund’s shares of common stock on a national securities exchange, the Adviser will receive a Management Fee, payable quarterly, in an amount equal to 2.50% of average gross assets, at the end of the two most recently completed calendar quarters. For purposes of the Advisory Agreement, the term “gross assets” includes assets purchased with borrowed amounts.

Prior to the execution of the Advisory Agreement, the Fund and the Adviser operated under a separate investment advisory agreement whereby the Adviser received management fees in the amount of 2.00 percent per annum on a monthly basis. Management fees under the prior investment advisory agreement were calculated based on (x) the aggregate amount of the SAFEs purchased by SAFE investors multiplied by (y) the management fee divided by (z) twelve.

Additionally, from time to time, the Fund will invest in SPVs that charge management fees in connection with the Fund’s investment. For the year ended
December 31, 2022
, the Fund paid $0 in management fees in connection with its investments in SPVs.

(b)
Administrator

U.S. Bancorp Fund Services, LLC, d/b/a US Bank Global Fund Services (the “Administrator”), serves as administrator to the Fund. Under the Fund Administration Servicing Agreement and the Fund Accounting Servicing Agreement by and among the Fund and the Administrator, the Administrator maintains the Fund’s general ledger and is responsible for calculating the net asset value of the Shares, and generally managing the administrative affairs of the Fund. Under the Fund Administration Servicing Agreement, the Administrator is paid an administrative fee, computed and payable monthly at an annual rate based on the aggregate monthly total assets of the Fund.

(c)
Service Providers

U.S. Bancorp Fund Services, LLC, d/b/a US Bank Global Fund Services (“USBGFS”) serves as the Fund’s dividend paying agent, transfer agent and registrar. Under a transfer agency services agreement, USBFS is paid an administrative fee, computed and payable monthly at an annual rate based on the transactions processed.

U.S. Bank National Association (“USB N.A.”) serves as the custodian to the Fund. Under a custody agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held in the portfolio.

22

Destiny Tech100 Inc.
Notes to the Financial Statements (continued)
December 31, 2022

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Fund. PINE receives a monthly fee for the services provided to the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses incurred on the Fund’s behalf.

(d)
Affiliated Partners

The Organizer has made payments of the Fund’s expenses and the Fund intends to reimburse the Organizer for these expenses. As of December 31, 2022, the reimbursable balance to the Organizer is $306,787 which consists of Offering costs payable, Organizational costs payable, and Operating Expenses Due to Organizer in the amounts of $216,510, $70,202 and $224,824, respectively as reported on the Statement of Assets and Liabilities.

As of December 31, 2022, Affiliates of the Fund owned 14.75% of shares of the Fund.

(6)
Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund may be required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. As of December 31, 2022, the Fund did not have any unfunded commitments and did not provide any financial support.

The Fund is not currently subject to any material legal proceedings, and to the Fund’s knowledge, no material legal proceedings are threatened against the Fund. From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Fund’s rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Fund becomes party to such proceedings, the Fund would assess whether any such proceedings will have a material adverse effect upon its financial condition or results of operations.

(7)
Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions, US government securities, and short-term investments), for the year ended December 31, 2022, amounted to $39,778,833 and $13,310,000 respectively.

(8)
Tax

Any net operating losses arising in tax years beginning after December 31, 2017 will have an indefinite carry forward period. The TCJA also established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating losses utilization.

As of December 31, 2022, the Fund had a federal net operating loss carryforward of
 $3,497,720

which may be carried forward indefinitely. As of December 31, 2021, the Fund had a federal and state net operating loss carryforward of
$70,622
which may be carried forward indefinitely. The net operating loss carryforward is available to offset future taxable income and subject to 80% of taxable income limitations.
.

Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of December 31, 2022, the Fund performed an evaluation to determine whether a valuation allowance was needed. The Fund considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Fund determined that it was not possible to reasonably quantify future taxable income and determined that it is more likely than not that all the deferred tax assets will not be realized. Accordingly, the Fund maintained a full valuation allowance as of December 31, 2022.

Under Internal Revenue Code Section 382, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change NOL carryforwards and other pre-change tax attributes to offset its post-change income may be limited. The Fund has not completed a study to assess whether an “ownership change” has occurred or whether there have been multiple ownership changes since the Fund became a “loss corporation” as defined in Section 382. Future changes in the Fund’s stock ownership, which may be outside of the Fund’s control, may trigger an “ownership change.” In addition, future equity offerings or acquisitions that have equity as a component of the purchase price could result in an “ownership change.” If an “ownership change” has occurred or does occur in the future, utilization of the NOL carryforwards or other tax attributes may be limited, which could potentially result in increased future tax liability to the Fund.

The calculation of the Fund’s tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations for both federal taxes and the many states in which we operate or do business in. ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits.

The Fund recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022. The Fund is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Fund is subject to income tax examinations by major taxing authorities since inception.

No current or deferred provision for federal or state income taxes has been recorded for the period ended December 31, 2022. A reconciliation of the Fund's statutory income tax rate to the Fund's effective income tax rate as of December 31, 2022 is as follows:

Income at U.S. statutory rate	21.00%
State taxes, net of federal benefit	6.52%
Permanent differences	192.61%
Temporary differences	0.91%
Valuation allowance	-221.04%
Income tax provision/(benefit)	0.00%

The net deferred income tax asset balance as of December 31, 2022 related to the following:

Net Operating Losses	$962,485
Accrued Expenses & Other	190,409
Management Fees	129,213
Amortization	16,849
Unrealized losses	8,049,055
SPV Income/Losses	26,103
Total deferred tax assets	$9,374,114
Valuation allowance	9,374,114
Net deferred tax assets (liability)	$0

At December 31, 2022 the tax cost basis of investments was $86,109,570 and gross unrealized depreciation was $29,345,531
.

The Company may elect to file an election to be treated for federal income tax purposes as a Regulated Investment company (“RIC”) effective for the 2023 tax year.  If the Fund is unable to qualify as a RIC, the Fund will continue to be taxed as a C Corporation for the 2023 taxable year.  In order to qualify as a RIC, among other things, the Fund is required to distribute to its stockholders on a timely basis at least 90% of investment company taxable income and must meet certain asset diversification requirements on a quarterly basis.  As a RIC, the Fund generally will not pay corporate-level U.S. federal income taxes on any net ordinary income or capital gains that the Fund distributes to its stockholders as dividends and claims dividends paid deductions to compute taxable income.  A RIC will not be eligible to utilize net operating losses.  However, net operating losses may be available to offset any built in gain on the Fund’s conversion from a C Corporation to a RIC and would continue to be available if the Fund fails to qualify as a RIC for the 2023 tax year.

(9)
Recent Accounting Standards

From time to time, new accounting pronouncements are issued by the FASB or other standards setting bodies that are adopted by the Fund as of the specified effective date. The Fund believes that the impact of recently issued standards and any that are not yet effective will not have a material impact on its financial statements upon adoption.

23

Destiny Tech100 Inc.
Notes to the Financial Statements (continued)
December 31, 2022

(10)
Subsequent Events

Management has evaluated subsequent events for potential recognition and/or disclosure through the date of issuance of these financial statements and determined that none were necessary.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of
Destiny Tech100 Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Destiny Tech100 Inc. (the “Fund”) including the schedule of investments as of December 31, 2022, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for the year then ended.  In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with fund managers, custodians and portfolio companies or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Marcum
llp

We have served as the Fund’s auditor since 2022.

San Francisco, CA

March 27, 2023

25

Additional Information (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, on the Securities and Exchange Commission’s website at http:// www.sec.gov
.

Quarterly Portfolio Schedule

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

26

NOTICE OF PRIVACY POLICY AND PRACTICES

FACTS	WHAT DOES DESTINY TECH100 INC. DOWITH YOUR PERSONAL INFORMATION?
Why ?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Name, Address, Social Security number
• Proprietary information regarding your beneficiaries
• Information regarding your earned wages and other sources of income
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Destiny Tech100 Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates to support everyday business functions – information about your transactions supported by law	Yes	No
For our affiliates’ everyday business purposes - Information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

27

Questions?                                  Call us at: (415) 639-9966
Who are we
Who is providing this notice?	Destiny Tech100 Inc.
What we do
How does Destiny Tech100 Inc. protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Why does Destiny Tech100 Inc. collect my personal information?
We collect your personal information, for example
•
    To know investors’ identities and thereby prevent unauthorized access to confidential information;
•
   Design and improve the products and services we offer to investors;
•
   Comply with the laws and regulations that govern us.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
   sharing for affiliates’ everyday business purposes - information about your creditworthiness
•
   affiliates from using your information to market to you
•
   sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Destiny Tech100 Inc. has affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Destiny Tech100 Inc. does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Destiny Tech100 Inc. doesn’t jointly market.

28

Destiny Tech100 Inc.
Directors and Officers (Unaudited)
December 31, 2022

The business and affairs of the Fund are managed under the direction of the Board. The Board approves all significant agreements between the Fund and the persons or companies that furnish services to the Fund, including agreements with its investment adviser, administrator, custodian and transfer agent.

The name, age and principal occupations for the past five years of the Directors and officers of the Fund are listed below, along with the number of portfolios in the fund complex overseen by and the other directorships held by each Director. The business address for each Director and officer of the Fund is c/o Destiny Tech100 Inc., 1401 Lavaca Street, #144, Austin, Texas 78701. The Fund’s statement of additional information includes additional information about the Fund’s Directors and officers and is available without charge, upon request, by calling (415) 639-9966 or by visiting https://destiny.xyz/tech100.

Name and Age	Position(s) Held with Company	Term at Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Interested Directors
Sohail Prasad, 29	Director and Chief Executive Officer	Director since November 2020; Term expires 2025	Founder, Chairman of the Board and Chief Executive Officer, Destiny XYZ (2020 present); Chief Executive Officer, Destiny Advisors LLC (2020 present); Chief Executive Officer, Forge (2014 2018); Founding Partner, S2 Capital (2012 – present)	1	None
Independent Directors
Travis Mason, 38	Director	Director since April 2022; Term expires 2023	Operating Partner, 776 Fund Management (2021 2022); Fellow, Massachusetts Institute of Technology (2020 – 2021); Vice President, Certification and Regulation, Airbus (2017 – 2020)	1	None
Eric Patterson, 39	Director	Director since April 2022; Term expires 2024	Managing Member and Chief Investment Officer, Three Bell Capital LLC (2012 – present)	1	None
Executive Officers

29

Name and Age	Position(s) Held with Company	Term at Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Ethan Silver, 47	Chief Operating Officer	Chief Operating Officer since May 2021	Partner, Lowenstein Sandler LLP (2016 - present)	N/A	N/A
Peter Sattelmair, 45	Chief Financial Officer	Chief Financial Officer since April 2022	Director, PINE Advisor Solutions (2021 - present); Director of Fund Operations and Assistant Treasurer, Transamerica Asset Management (2015 - 2022)	N/A	N/A
Cory Gossard, 50	Chief Compliance Officer	Chief Compliance Officer since April 2022	Director, PINE Advisor Solutions (2021 - present); Chief Compliance Officer, SS&C ALPS	N/A	N/A

30

Destiny Tech100 Inc.
Approval of Investment Advisory Agreement (unaudited)
December 31, 2022

At a meeting of the Board of Directors held on April 29, 2022, the Board, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act (the “Independent Directors”)), considered and approved the Investment Advisory Agreement (the “Advisory Agreement”) between Destiny Advisors LLC (the “Adviser”) and the Fund.

In making its determination, the Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director might have afforded different weight to the various factors in reaching conclusions with respect to the approval of the Advisory Agreement. Mr. Prasad and Mr. Silver provided an overview of the terms of the Advisory Agreement, including the fees to be paid by the Fund to the Adviser. Mr. Prasad noted that the base management fee is currently set at 2.00% annually of invested capital, payable on a monthly basis. When the Fund’s shares are listed on a national securities exchange, the management fee will be increased to 2.50% of the Fund’s average gross assets, at the end of the two most recently completed calendar quarters. While the management fee is higher than many other registered funds that have different investment strategies, management believes that the higher fee is reflective of the Fund’s strategy of investing in private equity securities that are difficult for retail investors to access. In addition, the proposed management fee is lower than the fee that investors would pay if they invested in a traditional private equity fund. In addition, since the Fund is registered under the 1940 Act, it is not able to take an incentive fee based on capital gains, which is a common feature of private equity funds.

Nature, Extent, and Quality of Services.
The Board considered that the Adviser was recently established and currently does not provide portfolio management services to any other private funds or registered investment companies. The Board reviewed the qualifications of the key personnel servicing the Fund, and considered the specialized knowledge required to implement the Fund’s strategy. The Board expressed satisfaction with the advisory personnel’s depth of experience and industry connections. The Board reviewed the Adviser’s compliance practices, noting that the Fund and the Adviser each utilize the services of a third-party chief compliance officer. The Board also considered an oral presentation of the financial condition of Destiny XYZ, the parent company of the Adviser. After discussion, the Board concluded that the Adviser had sufficient quality and depth of personnel, resources, and compliance policies and procedures essential to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services that it would provide to the Fund would be satisfactory.

Performance.
The Board considered that the Fund had a limited performance history and had not yet deployed all of the proceeds from its private offering. While the Fund did not present performance information, the Board received a presentation from management about the nature of the Fund’s investments and was satisfied that the investments made by the Fund were consistent with the Fund’s investment strategy. The Board concluded that the Adviser had potential to provide reasonable returns for the Fund.

Fees and Expenses.
The Board discussed the Adviser’s proposed management fee of 2.50% and the estimated expense structure for the Fund. The Board acknowledged that the proposed management fee was higher than many other registered closed-end funds, but also noted that the management fees were consistent with peers attempting to enter the market and were below the fees paid in a traditional private equity fund. Finally, the Board noted that, since the Fund is registered under the 1940 Act, it is not able to take incentive fees based on capital gains generated from the sale of investments. After further discussion, the Board concluded that the fees to be paid to the Adviser were not unreasonable.

Economies of Scale.
The Board considered that the Fund would benefit from economies of scale as it continued to grow, but that many of the Fund’s operating expenses, such as administration fees, transfer agency expenses, and audit fees, would increase as the Fund’s assets under management increased. The Board agreed to revisit the topic at a later date.

31

Profitability.
The Board considered that the Adviser expected to profit from its relationship with the Fund in the first two years of the Fund’s operations. Based on the oral presentation from the Adviser, the Board concluded that the estimated profits for the Adviser would not be excessive in light of the services the Adviser would provide to the Fund.

Conclusion.
Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, the Board determined that approval of the Advisory Agreement was in the best interests of the Fund and its stockholders.

32

Investment Adviser
Destiny Advisors, LLC
Austin, TX

Legal Counsel
Eversheds Sutherland
Washington, DC

Independent Registered Public Accounting Firm
Marcum LLP
San Francisco, CA

Administrator, Accounting Agent, and Transfer Agent
U.S. Bancorp Fund Services, LLC
Milwaukee, WI

Custodian
U.S. Bank, N.A.
Cincinnati, OH

Trustees
Travis Mason
Eric Patterson
Sohail Prasad

Director and Chief Executive Officer
Sohail Prasad

Chief Operating Officer
Ethan Silver

Principal Financial Officer and Treasurer
Peter Sattelmair

Chief Compliance Officer
Cory Gossard

33

D/XYZ IS REDEFINING THE VENTURE INVESTMENT ECOSYSTEM SO IT SERVES EVERYONE, GIVING GROWTH BACK TO EVERYDAY INVESTORS BY PROVIDING PUBLIC ACCESS TO THE PRIVATE MARKET.

This information must be preceded or accompanied by a current prospectus.

D/XYZ
DESTINY TECH100 1401 LAVACA STREET, #144 AUSTIN, TX 78701
DESTINY.XYZ

Item 13. Exhibits.

(a)	(1) Code of Ethics. Incorporated by reference from the Registrant’s annual report on Form N-CSR for the fiscal year ended December 31, 2022 filed on March 30, 2023.

(2)	Certifications for each principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940. Filed herewith.

(3)	Not applicable.

(4)	Not applicable.

(b)	Certifications for each principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940. Furnished herewith.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destiny Tech100 Inc.

By	(Signature and Title)*	/s/ Sohail Prasad
Sohail Prasad, Principal Executive Officer

Date	September 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title) *	/s/ Sohail Prasad
Sohail Prasad, President/Principal Executive Officer

Date	September 28, 2023

By	(Signature and Title)*	/s/ Peter Sattelmair
Peter Sattelmair, Treasurer/Principal Financial Officer

Date	September 28, 2023

* Print the name and title of each signing officer under his or her signature.

2